Trade receivables (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year	₪ 1,897		₪ 3,200
Bad debts			(1,937)
Change in allowance doubtful debts	(523)		634
Balance at end of the year	1,374		₪ 1,897
US Dollars [Member]
Disclosure of financial assets [line items]
Balance at beginning of the year | $		$ 610
Bad debts
Change in allowance doubtful debts | $		(168)
Balance at end of the year | $		$ 442